UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 02/29/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                                 Face
Industry                                       Amount   Corporate Bonds                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.7%          USD     5,000,000   Alliant Techsystems, Inc., 3% due 8/15/2024 (a)(m)            $   8,093,750
                                              800,000   Hawker Beechcraft Acquisition Co. LLC, 8.875%
                                                        due 4/01/2015 (g)(m)                                                790,000
                                            7,500,000   L-3 Communications Corp., 3% due 8/01/2035 (a)(m)                 9,309,375
                                            7,170,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                6,954,900
                                                                                                                      -------------
                                                                                                                         25,148,025
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 2.0%                      1,920,000   Allison Transmission, 11.25% due 11/01/2015 (g)(m)                1,824,000
                                            4,500,000   The Goodyear Tire & Rubber Co., 8.663%
                                                        due 12/01/2009 (b)                                                4,522,500
                                                2,000   The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011                 2,090
                                            1,020,000   Lear Corp., 8.75% due 12/01/2016                                    938,400
                                            9,350,000   Metaldyne Corp., 11% due 6/15/2012                                6,311,250
                                            4,450,000   Venture Holdings Co. LLC, 12% due 6/01/2009 (e)                           0
                                            1,800,000   Venture Holdings Co. LLC Series B, 9.50% due 7/01/2005 (n)            4,680
                                                                                                                      -------------
                                                                                                                         13,602,920
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.7%                        5,000,000   Angiotech Pharmaceuticals, Inc., 8.874% due 12/01/2013 (b)        4,750,000
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 2.5%                    7,500,000   CPG International I, Inc., 12.13% due 7/01/2012 (b)               7,312,500
                                            1,300,000   CPG International I, Inc., 10.50% due 7/01/2013                   1,248,000
                                            5,900,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012           6,047,500
                                            2,270,000   Masonite International Corp., 11% due 4/06/2015                   1,810,325
                                              235,000   Momentive Performance Materials, Inc., 10.125%
                                                        due 12/01/2014 (g)(m)                                               215,613
                                                                                                                      -------------
                                                                                                                         16,633,938
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.4%                     10,000,000   E*Trade Financial Corp., 12.50% due 11/27/2017                    9,714,286
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 5.9%                            1,490,000   American Pacific Corp., 9% due 2/01/2015                          1,508,625
                                            3,550,000   ArCo Chemical Co., 9.80% due 2/01/2020                            3,514,500
                                            9,783,000   GEO Specialty Chemicals, Inc., 13.85% due 12/31/2009 (a)          8,070,975
                                            3,100,000   Hexion U.S. Finance Corp., 9.369% due 11/15/2014 (b)              3,162,000
                                            2,515,000   Ineos Group Holdings Plc, 8.50% due 2/15/2016 (m)                 2,263,500
                                            6,360,000   MacDermid, Inc., 9.50% due 4/15/2017 (m)                          5,771,700
                                           13,370,000   NOVA Chemicals Corp., 7.863% due 11/15/2013 (b)                  12,835,200
                                            2,500,000   PolyOne Corp., 6.89% due 9/22/2008                                2,500,000
                                                                                                                      -------------
                                                                                                                         39,626,500
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                     1,500,000   Investcorp SA, 7.54% due 10/21/2008                               1,503,079
                                               35,000   Preferred Term Securities VI, Ltd., 6.06% due 7/03/2032 (d)(m)    1,347,500
                                                                                                                      -------------
                                                                                                                          2,850,579
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                       1,090,000   PNA Intermediate Holding Corp., 11.869%
Supplies - 1.7%                                         due 2/15/2013 (b)(g)(m)                                           1,002,800
                                            3,043,000   Sally Holdings LLC, 10.50% due 11/15/2016                         3,027,785
                                            3,400,000   US Investigations Services, Inc., 10.50% due 11/01/2015 (m)       3,162,000
                                            3,270,000   West Corp., 11% due 10/15/2016                                    3,270,000
                                              920,000   The Yankee Candle Company, Inc., 9.75% due 2/15/2017                848,700
                                                                                                                      -------------
                                                                                                                         11,311,285
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.4%              2,700,000   Viasystems, Inc., 10.50% due 1/15/2011                            2,700,000
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.7%               5,850,000   Nortek, Inc., 8.50% due 9/01/2014                                 4,738,500
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 4.6%                 665,000   Berry Plastics Holding Corp., 8.875% due 9/15/2014                  641,725
                                              375,000   Berry Plastics Holding Corp., 8.866% due 9/15/2014 (b)              360,000
                                            1,100,000   Graham Packaging Co. LP, 9.875% due 10/15/2014                    1,009,250
                                              705,000   Graphic Packaging International Corp., 9.50% due 8/15/2013          697,950
                                            6,215,000   Packaging Dynamics Finance Corp., 10% due 5/01/2016 (m)           5,655,650
                                           13,625,000   Smurfit Kappa Funding Plc, 7.75% due 4/01/2015                   12,943,750
                                            1,600,000   Smurfit-Stone Container Enterprises, Inc., 8.375%
                                                        due 7/01/2012                                                     1,564,000
                                            2,600,000   Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017       2,496,000
                                            6,325,000   Wise Metals Group LLC, 10.25% due 5/15/2012                       5,945,500
                                                                                                                      -------------
                                                                                                                         31,313,825
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                                 Face
Industry                                       Amount   Corporate Bonds                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.3%                 USD     2,000,000   Buhrmann US, Inc., 7.875% due 3/01/2015                       $   1,885,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                        3,875,000   NBC Acquisition Corp., 11% due 3/15/2013 (h)                      3,487,500
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                       5,743,690   Archimedes Funding III Ltd., 5.50% due 11/29/2011 (m)             3,101,593
Services - 1.0%                               760,000   Ford Motor Credit Co. LLC, 5.80% due 1/12/2009                      723,161
                                            2,680,000   Ford Motor Credit Co. LLC, 7.993% due 1/13/2012 (b)               2,335,213
                                              750,000   Ford Motor Credit Co. LLC, 9.693% due 4/15/2012 (b)                 742,535
                                                                                                                      -------------
                                                                                                                          6,902,502
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               2,675,000   Qwest Corp., 8.241% due 6/15/2013 (b)                             2,748,563
Services - 1.3%                             6,000,000   Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014           6,135,000
                                                                                                                      -------------
                                                                                                                          8,883,563
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                   5,380,000   NSG Holdings LLC, 7.75% due 12/15/2025 (j)(m)                     5,312,750
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                      2,675,000   Muzak Holdings, LLC, 13% due 3/15/2010                            1,340,844
Instruments - 1.2%                          5,520,000   NXP BV, 7.993% due 10/15/2013 (b)                                 5,216,400
                                            1,507,000   NXP BV, 9.50% due 10/15/2015                                      1,371,370
                                                                                                                      -------------
                                                                                                                          7,928,614
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                            245,000   Compagnie Generale de Geophysique-Veritas, 7.50%
Services - 2.1%                                         due 5/15/2015                                                       246,838
                                            8,000,000   Ocean RIG ASA, 9.24% due 4/04/2011 (b)                            7,880,000
                                            6,300,000   SemGroup LP, 8.75% due 11/15/2015 (m)                             6,016,500
                                                                                                                      -------------
                                                                                                                         14,143,338
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%             1,910,000   Rite Aid Corp., 9.375% due 12/15/2015 (m)                         1,652,150
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.5%                        2,900,000   El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (m)         3,036,970
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                     1,600,000   Biomet, Inc., 11.625% due 10/15/2017 (m)                          1,578,000
Supplies - 2.7%                             1,200,000   LVB Acquisition Merger Sub, Inc., 10% due 10/15/2017 (m)          1,213,500
                                            1,200,000   LVB Acquisition Merger Sub, Inc., 10.375%
                                                        due 10/15/2017 (g)(m)                                             1,194,000
                                           15,000,000   ReAble Therapeutics Finance LLC, 10.875%
                                                        due 11/15/2014 (m)                                               14,437,500
                                                                                                                      -------------
                                                                                                                         18,423,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                     3,575,000   Community Health Systems, Inc. Series WI, 8.875%
Services - 2.4%                                         due 7/15/2015                                                     3,610,750
                                            2,990,000   Tenet Healthcare Corp., 6.50% due 6/01/2012                       2,631,200
                                            6,000,000   Tenet Healthcare Corp., 7.375% due 2/01/2013                      5,280,000
                                              930,000   Universal Hospital Services, Inc., 8.288%
                                                        due 6/01/2015 (b)(m)                                                916,050
                                            1,000,000   Universal Hospital Services, Inc., 8.50% due 6/01/2015 (g)(m)       957,038
                                            4,100,000   Vanguard Health Holding Co. I, LLC, 11.25%
                                                        due 10/01/2015 (h)                                                3,013,500
                                                                                                                      -------------
                                                                                                                         16,408,538
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                       1,250,000   Galaxy Entertainment Finance Co. Ltd., 9.875%
Leisure - 6.0%                                          due 12/15/2012 (m)                                                1,312,500
                                            6,193,353   HRP Myrtle Beach Holdings LLC, 14.50%
                                                        due 4/01/2014 (g)(m)                                              5,883,685
                                            5,000,000   HRP Myrtle Beach Operations LLC, 9.894%
                                                        due 4/01/2012 (b)(m)                                              4,850,000
                                            5,000,000   HRP Myrtle Beach Operations LLC, 12.50%
                                                        due 4/01/2013 (m)                                                 4,750,000
                                            2,560,000   Little Traverse Bay Bands of Odawa Indians, 10.25%
                                                        due 2/15/2014 (m)                                                 2,585,600
                                            2,700,000   Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (m)             2,497,500
                                            1,370,000   Shingle Springs Tribal Gaming Authority, 9.375%
                                                        due 6/15/2015 (m)                                                 1,342,600
                                            1,015,000   Snoqualmie Entertainment Authority, 9.062%
                                                        due 2/01/2014 (b)(m)                                                969,325

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                                 Face
Industry                                       Amount   Corporate Bonds                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    USD     3,400,000   Station Casinos, Inc., 7.75% due 8/15/2016                    $   3,196,000
                                            2,600,000   Travelport LLC, 9.749% due 9/01/2014 (b)                          2,548,000
                                            3,265,000   Tropicana Entertainment LLC Series WI, 9.625%
                                                        due 12/15/2014                                                    2,269,175
                                            3,000,000   Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (m)             3,030,000
                                            5,300,000   Universal City Florida Holding Co. I, 9.661%
                                                        due 5/01/2010 (b)                                                 5,353,000
                                                                                                                      -------------
                                                                                                                         40,587,385
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                   1,910,000   Jarden Corp., 7.50% due 5/01/2017                                 1,719,000
                                            2,250,000   Stanley-Martin Communities LLC, 9.75% due 8/15/2015               1,496,250
                                                                                                                      -------------
                                                                                                                          3,215,250
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.7%                          4,818,000   SunGard Data Systems, Inc., 10.25% due 8/15/2015                  4,962,540
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &               3,200,000   Energy Future Holding Corp., 11.25% due 11/01/2017 (g)(m)         3,095,541
Energy Traders - 2.1%                       9,000,000   Texas Competitive Electric Holdings Co. LLC, 10.25%
                                                        due 11/01/2015 (m)                                                8,662,500
                                            2,400,000   Texas Competitive Electric Holdings Co. LLC, 10.50%
                                                        due 11/01/2016 (g)(m)                                             2,262,000
                                                                                                                      -------------
                                                                                                                         14,020,041
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                            2,500,000   Alliant Holdings I, Inc., 11% due 5/01/2015 (m)                   2,375,000
                                            1,630,000   USI Holdings Corp., 8.744% due 11/15/2014 (b)(m)                  1,458,850
                                                                                                                      -------------
                                                                                                                          3,833,850
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                         2,000,000   True Temper Sports, Inc., 8.375% due 9/15/2011                    1,240,000
Products - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%                            3,070,000   Esco Corp., 8.866% due 12/15/2013 (b)(m)                          3,039,300
                                            3,815,000   Invensys Plc, 9.875% due 3/15/2011 (m)                            4,015,288
                                            1,480,000   RBS Global, Inc., 9.50% due 8/01/2014                             1,465,200
                                            1,685,000   RBS Global, Inc., 8.875% due 9/01/2016                            1,634,450
                                            1,530,000   Titan International, Inc., 8% due 1/15/2012 (m)                   1,530,000
                                                                                                                      -------------
                                                                                                                         11,684,238
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.5%                               1,447,000   Navios Maritime Holdings, Inc., 9.50% due 12/15/2014              1,486,793
                                            1,760,000   Titan Petrochemicals Group Ltd., 8.50% due 3/18/2012              1,531,200
                                                                                                                      -------------
                                                                                                                          3,017,993
-----------------------------------------------------------------------------------------------------------------------------------
Media - 10.9%                                 280,000   Affinion Group, Inc., 10.125% due 10/15/2013                        280,700
                                              800,000   Affinion Group, Inc., 11.50% due 10/15/2015                         798,000
                                            5,950,000   Cablevision Systems Corp. Series B, 9.644%
                                                        due 4/01/2009 (b)                                                 6,039,250
                                            2,000,000   Cadmus Communications Corp., 8.375% due 6/15/2014                 1,820,000
                                            5,000,000   Canadian Satellite Radio Holdings, Inc., 12.75%
                                                        due 2/15/2014                                                     4,912,500
                                            3,750,000   Charter Communications Holdings LLC, 10% due 4/01/2009            3,412,500
                                            1,319,000   Charter Communications Holdings LLC, 11.125%
                                                        due 1/15/2011                                                     1,035,415
                                            1,978,000   Charter Communications Holdings LLC, 10% due 5/15/2011            1,523,060
                                            8,605,000   Intelsat Bermuda Ltd., 10.829% due 6/15/2013 (b)                  8,830,881
                                            2,880,000   Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (b)                   2,883,600
                                           10,350,000   Intelsat Intermediate Holding Co. Ltd., 9.25%
                                                        due 2/01/2015 (h)                                                 8,487,000
                                            4,125,000   Liberty Media Corp., 0.75% due 3/30/2023 (a)                      4,377,656
                                            3,875,000   Mediacom LLC, 9.50% due 1/15/2013                                 3,603,750
                                              750,000   NTL Cable Plc, 8.75% due 4/15/2014                                  746,250
                                              580,000   Network Communications, Inc., 10.75% due 12/01/2013                 580,000
                                            2,800,000   Paxson Communications Corp., 8.493% due 1/15/2012 (b)(m)          2,751,000
                                            3,235,000   Sinclair Broadcast Group, Inc. Class A, 4.875%
                                                        due 7/15/2018 (a)(h)                                              3,008,550
                                            5,795,000   Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                5,606,663

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                                 Face
Industry                                       Amount   Corporate Bonds                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    USD     5,230,000   TL Acquisitions, Inc., 10.50% due 1/15/2015 (m)               $   5,099,250
                                            2,850,000   Windstream Regatta Holdings, Inc., 11% due 12/01/2017 (m)         2,878,500
                                            2,800,000   XM Satellite Radio, Inc., 9.411% due 5/01/2013 (b)                2,730,000
                                            2,535,000   Young Broadcasting, Inc., 10% due 3/01/2011                       2,028,000
                                                                                                                      -------------
                                                                                                                         73,432,525
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.9%                      2,735,000   Aleris International, Inc., 9% due 12/15/2014 (g)                 2,236,681
                                           10,360,000   Freeport-McMoRan Copper & Gold, Inc., 8.394%
                                                        due 4/01/2015 (b)                                                10,541,300
                                            2,854,000   Indalex Holding Corp. Series B, 11.50% due 2/01/2014              2,604,275
                                            4,550,000   RathGibson, Inc., 11.25% due 2/15/2014                            4,663,750
                                            6,720,000   Ryerson, Inc., 12.574% due 11/01/2014 (b)(m)                      6,468,000
                                                                                                                      -------------
                                                                                                                         26,514,006
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                      4,142,000   CenterPoint Energy, Inc. Series B, 3.75% due 5/15/2023 (a)        6,611,668
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                         480,000   Berry Petroleum Co., 8.25% due 11/01/2016                           486,000
Fuels - 0.8%                                3,000,000   Chaparral Energy, Inc., 8.50% due 12/01/2015                      2,655,000
                                            2,445,000   Compton Petroleum Finance Corp., 7.625% due 12/01/2013            2,286,075
                                                                                                                      -------------
                                                                                                                          5,427,075
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 6.5%              6,500,000   Abitibi-Consolidated, Inc., 8.491% due 6/15/2011 (b)              5,143,125
                                            9,725,000   Ainsworth Lumber Co. Ltd., 8.948% due 10/01/2010 (b)              6,807,500
                                            8,000,000   Ainsworth Lumber Co. Ltd., 9.198% due 4/01/2013 (b)               5,660,000
                                            7,600,000   Bowater, Inc., 7.991% due 3/15/2010 (b)                           6,688,000
                                            3,775,000   Domtar Corp., 7.125% due 8/15/2015                                3,642,875
                                            8,000,000   NewPage Corp., 11.161% due 5/01/2012 (b)                          8,400,000
                                            3,325,000   NewPage Corp., 12% due 5/01/2013                                  3,474,625
                                            4,400,000   Verso Paper Holdings LLC Series B, 8.661%
                                                        due 8/01/2014 (b)                                                 4,312,000
                                                                                                                      -------------
                                                                                                                         44,128,125
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.2%                      3,525,000   Elan Finance Plc, 7.75% due 11/15/2011                            3,454,500
                                            4,825,000   Elan Finance Plc, 8.869% due 11/15/2011 (b)                       4,728,500
                                                                                                                      -------------
                                                                                                                          8,183,000
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts               3,500,000   RAIT Financial Trust, 6.875% due 4/15/2027 (a)(m)                 2,170,000
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                    4,770,000   Realogy Corp., 10.50% due 4/15/2014 (m)                           3,589,425
Development - 1.8%                          7,540,000   Realogy Corp., 11% due 4/15/2014 (g)(m)                           5,259,150
                                            4,615,000   Realogy Corp., 12.375% due 4/15/2015 (m)                          3,022,825
                                                                                                                      -------------
                                                                                                                         11,871,400
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                          1,250,000   Atlantic Express Transportation Corp., 12.455%
                                                        due 4/15/2012 (b)                                                 1,050,000
                                              513,000   Britannia Bulk Plc, 11% due 12/01/2011                              531,596
                                            5,060,000   St. Acquisition Corp., 12.619% due 5/15/2015 (b)(m)               2,681,800
                                                                                                                      -------------
                                                                                                                          4,263,396
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor              3,000,000   Amkor Technology, Inc., 7.125% due 3/15/2011                      2,865,000
Equipment - 2.4%                              210,000   Amkor Technology, Inc., 7.75% due 5/15/2013                         197,400
                                            2,645,000   Amkor Technology, Inc., 9.25% due 6/01/2016                       2,651,613
                                            5,470,000   Freescale Semiconductor, Inc., 8.866% due 12/15/2014 (b)          4,881,975
                                            3,180,000   Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (g)          2,774,550
                                            3,370,000   Spansion, Inc., 8.249% due 6/01/2013 (b)(m)                       3,066,700
                                                                                                                      -------------
                                                                                                                         16,437,238
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.4%                             2,416,832   BMS Holdings, Inc., 12.40% due 2/15/2012 (b)(m)                   2,243,694
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.3%                     2,040,000   Buffets, Inc., 12.50% due 11/01/2014                                974,100
                                            5,560,000   General Nutrition Centers, Inc., 10.009% due 3/15/2014 (b)        5,282,000
                                            4,480,000   General Nutrition Centers, Inc., 10.75% due 3/15/2015             4,323,200
                                            3,790,000   Michaels Stores, Inc., 10% due 11/01/2014                         3,733,150
                                            8,660,000   Michaels Stores, Inc., 11.375% due 11/01/2016                     8,248,650
                                           28,700,000   Movie Gallery, Inc., 11% due 5/01/2012 (e)                        4,879,000

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                                 Face
Industry                                       Amount   Corporate Bonds                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    USD     1,380,000   United Auto Group, Inc., 7.75% due 12/15/2016                 $   1,311,000
                                                                                                                      -------------
                                                                                                                         28,751,100
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                  1,905,000   Centennial Communications Corp., 10.981%
Services - 3.5%                                         due 1/01/2013 (b)                                                 1,947,863
                                            2,760,000   Cricket Communications, Inc., 9.375% due 11/01/2014               2,566,800
                                              920,000   Cricket Communications, Inc., 9.375% due 11/01/2014 (m)             855,600
                                            3,560,000   Digicel Group Ltd., 8.875% due 1/15/2015 (m)                      3,186,200
                                            7,748,000   Digicel Group Ltd., 9.125% due 1/15/2015 (g)(m)                   6,934,460
                                            2,150,000   FiberTower Corp., 9% due 11/15/2012 (a)(m)                        2,096,250
                                            1,250,000   iPCS, Inc., 7.036% due 5/01/2013 (b)                              1,162,500
                                            1,310,000   MetroPCS Wireless, Inc., 9.25% due 11/01/2014                     1,241,225
                                            2,600,000   Nordic Telephone Co. Holdings ApS, 8.875%
                                                        due 5/01/2016 (m)                                                 2,639,000
                                              620,000   Orascom Telecom Finance SCA, 7.875% due 2/08/2014                   570,400
                                              755,000   Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (m)               694,600
                                                                                                                      -------------
                                                                                                                         23,894,898
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Corporate Bonds  (Cost - $633,453,876) - 86.9%            586,943,205
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Floating Rate Loan Interests**
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%                     39,007   Hawker Beechcraft Acquisition Co. LLC Letter of Credit,
                                                        6.198% due 3/31/2014                                                 37,264
                                              458,688   Hawker Beechcraft Acquisition Co. LLC Term Loan B,
                                                        6.819% - 7.36% due 3/31/2014                                        438,191
                                            1,142,294   IAP Worldwide Services Inc. Term Loan, 11.50%
                                                        due 12/31/2012                                                    1,024,637
                                                                                                                      -------------
                                                                                                                          1,500,092
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.8%                             2,000,000   Delta Air Lines, Inc. First Lien Term Loan, 7.36%
                                                        due 5/15/2012                                                     1,892,500
                                            2,000,000   US Airways Group, Inc. Term Loan B, 7.283% due 3/22/2014          1,863,334
                                            1,492,500   United Air Lines, Inc. Term Loan B, 6.688% - 7.125%
                                                        due 1/30/2014                                                     1,417,045
                                                                                                                      -------------
                                                                                                                          5,172,879
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.1%                      1,000,000   Delphi Automotive Systems Term Loan, 7.438%
                                                        due 12/31/2007                                                      995,208
                                            2,000,000   The Goodyear Tire & Rubber Co. First Lien Term Loan,
                                                        6.43% due 4/30/2014                                               1,910,000
                                            1,685,185   Intermet Corp. Letter of Credit, 10.70% due 11/08/2010            1,592,500
                                            1,162,530   Intermet Corp. Term Loan B, 10.36% due 11/08/2010                 1,098,591
                                               86,538   Metaldyne Corp. Letter of Credit, 5.17% - 9.625%
                                                        due 1/15/2012                                                        77,885
                                              588,462   Metaldyne Corp. Term Loan B, 8.999% due 1/15/2014                   529,615
                                              997,500   TRW Automotive, Inc. Term Loan B, 6.875% due 12/31/2013             969,713
                                                                                                                      -------------
                                                                                                                          7,173,512
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                    EUR     1,500,000   Culligan International Second Lien Term Loan, 8.844%
                                                        due 4/24/2013                                                     1,788,457
                                    USD         2,500   Culligan International Term Loan B, 7.379% due 4/24/2012              2,238
                                                                                                                      -------------
                                                                                                                          1,790,695
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                        1,500,000   Talecris Biotherapeutics, Inc. First Lien Term Loan, 9.08%
                                                        due 11/13/2014                                                    1,483,125
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.7%                              400,000   Arizona Chemical Second Lien Term Loan, 10.57%
                                                        due 2/28/2014                                                       342,667
                                            2,000,000   Flint Group Term Loan, 7.393% due 12/20/2014                      1,883,750
                                            1,995,000   Huish Detergents, Inc. First Lien Term Loan, 7.32%
                                                        due 4/15/2014                                                     1,774,126
                                            1,500,000   Huish Detergents, Inc. Second Lien Term Loan, 9.76%
                                                        due 10/15/2014                                                    1,235,000

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                                 Face
Industry                                       Amount   Floating Rate Loan Interests**                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    USD     1,636,016   Huntsman ICI Holdings Term Loan B, 6.533% due 8/16/2012       $   1,602,160
                                              620,000   Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                                        6.46% due 12/10/2012                                                594,770
                                           10,000,000   Wellman, Inc. Second Lien Term Loan, 11.661%
                                                        due 2/10/2010                                                     4,375,000
                                                                                                                      -------------
                                                                                                                         11,807,473
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                         533,316   Aramark Corp. Letter of Credit, 5.198% due 1/30/2014                508,517
Supplies - 5.9%                             7,461,994   Aramark Corp. Term Loan B, 7.198% due 1/30/2014                   7,115,012
                                            2,531,839   Euramax International Plc First Lien Term Loan, 8.375%
                                                        due 6/29/2012                                                     2,270,217
                                            6,000,000   Euramax International Plc Second Lien Term Loan, 13.36%
                                                        due 6/29/2013                                                     5,145,000
                                            1,496,250   Jason, Inc. Term Loan B, 7.158% due 4/30/2010                     1,421,438
                                            1,369,100   John Maneely Co. Term Loan B, 8.125% - 8.619%
                                                        due 12/15/2013                                                    1,220,944
                                            3,019,996   NES Rentals Holdings, Inc. Term Loan C, 11.875%
                                                        due 7/12/2013                                                     2,838,796
                                              250,000   RiskMetrics Group, Inc. Second Lien Term Loan, 10.698%
                                                        due 6/15/2014                                                       242,500
                                              746,250   RiskMetrics Group, Inc. Term Loan, 7.448% due 1/15/2014             727,594
                                            8,670,000   Service Master Bridge Loan, 9.59% due 6/19/2008                   7,835,513
                                            7,000,359   Waste Services, Inc. Term Loan D, 6.92% due 3/31/2011             6,807,849
                                            3,970,056   West Corp. Term Loan, 7.128% - 7.88% due 10/31/2013               3,781,479
                                                                                                                      -------------
                                                                                                                         39,914,859
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.1%               997,500   SafeNet, Inc. First Lien Term Loan, 7.748% due 5/11/2015            917,700
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.4%                418,691   Intergraph Corp. Term Loan, 7.506% due 5/15/2014                    403,513
                                            1,000,000   Intergraph Corp. Term Loan, 11.062% due 11/15/2014                  963,750
                                            1,500,000   Reynolds and Reynolds Co. Third Lien Term Loan,
                                                        12.698% due 10/31/2014                                            1,488,750
                                                                                                                      -------------
                                                                                                                          2,856,013
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.3%               1,962,500   Headwaters, Inc. Term Loan B-1, 6.79% due 4/30/2011               1,910,631
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 1.6%               2,232,996   Anchor Glass Container Corp. Term Loan B, 7.003% -
                                                        7.791% due 5/03/2013                                              2,166,006
                                            8,681,054   Berry Plastics Corp. Term Loan B, 11.61% due 6/15/2014            7,378,896
                                              750,000   Consolidated Container Co. LLC Second Lien Term Loan,
                                                        10.82% - 10.86% due 10/15/2014                                      532,500
                                              493,759   Graham Packaging Co. LP Term Loan B, 7.50% - 8%
                                                        due 4/15/2011                                                       472,621
                                                                                                                      -------------
                                                                                                                         10,550,023
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.2%                         1,736,875   Keystone Automotive Operations, Inc. Term Loan B,
                                                        8.206% - 8.626% due 1/15/2012                                     1,574,767
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                       4,000,000   J.G. Wentworth Manufacturing Term Loan B, 7.45%
Services - 0.6%                                         due 4/15/2014                                                     3,730,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                 992,500   Kentucky Data Link, Inc. Term Loan B, 7.072%
Services - 0.9%                                         due 2/28/2015                                                       962,725
                                              250,783   Transaction Network Services Term Loan B, 7.541%
                                                        due 5/15/2014                                                       245,768
                                            3,161,871   Winstar Communications Debtor In Possession, 6.366%
                                                        due 12/31/2006 (n)                                                4,927,248
                                                                                                                      -------------
                                                                                                                          6,135,741
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                 4,000,000   Generac Power Systems, Inc. Second Lien Term Loan, 11.23%
                                                        due 5/15/2014                                                     2,846,668

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                                 Face
Industry                                       Amount   Floating Rate Loan Interests**                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment                USD     1,500,000   CoCreate Software, Inc. Second Lien Term Loan, 12.003%
& Instruments - 0.2%                                    due 5/30/2014                                                 $   1,440,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                          2,946,346   Dresser, Inc. First Lien Term Loan, 7.322% due 5/15/2014          2,813,761
Services - 1.0%                             2,500,000   Dresser, Inc. Second Lien Term Loan, 11.129% due 5/15/2015        2,368,750
                                              214,286   MEG Energy Corp. Delayed Draw Term Loan, 7.23%
                                                        due 4/02/2008                                                       206,072
                                            1,231,250   MEG Energy Corp. Term Loan B, 7.20% due 4/03/2013                 1,193,081
                                                                                                                      -------------
                                                                                                                          6,581,664
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.3%             1,000,000   Bolthouse Farms, Inc. Second Lien Term Loan, 10.698%
                                                        due 12/01/2013                                                      982,500
                                            1,000,000   DS Waters LP Term Loan B, 9.128% due 11/15/2012                     960,000
                                              323,981   Dole Food Co., Inc. Letter of Credit, 5.16% due 4/12/2013           303,813
                                              718,024   Dole Food Co., Inc. Term Loan B, 6.938% - 8.75%
                                                        due 4/12/2013                                                       673,327
                                            2,393,412   Dole Food Co., Inc. Term Loan C, 6.938% - 8.75%
                                                        due 4/04/2013                                                     2,244,422
                                              967,874   Eight O'Clock Coffee Second Lien Term Loan, 8.125%
                                                        due 7/21/2012                                                       929,159
                                              496,250   McJunkin Corp. Term Loan B, 7.448% due 1/30/2014                    490,047
                                              995,000   Sturm Foods, Inc. First Lien Term Loan, 7.563%
                                                        due 1/30/2014 (g)                                                   890,525
                                            1,250,000   Sturm Foods, Inc. Second Lien Term Loan, 11.063%
                                                        due 6/30/2014                                                     1,081,250
                                                                                                                      -------------
                                                                                                                          8,555,043
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                        1,937,500   Jetro Holdings, Inc. Term Loan, 7.74% due 5/11/2014               1,860,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                     4,000,000   Biomet, Inc. Term Loan B, 8.203% due 12/28/2014                   3,944,544
Supplies - 1.1%                             3,500,000   ReAble Therapeutics Finance LLC Term Loan, 8.002%
                                                        due 5/14/2014                                                     3,454,063
                                                                                                                      -------------
                                                                                                                          7,398,607
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                       486,773   CCS Medical First Lien Term Loan, 8.57% due 10/31/2012              472,170
Services - 0.5%                             3,238,764   Rotech Healthcare, Inc. Term Loan B, 11.36% due 9/26/2011         3,044,438
                                                                                                                      -------------
                                                                                                                          3,516,608
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                       1,500,000   Golden Nugget, Inc. Term Loan Second Lien,
Leisure - 2.7%                                          7.94% - 8.84% due 11/30/2014                                      1,391,250
                                              750,000   Green Valley Ranch Gaming LLC Term Loan, 8.331%
                                                        due 8/30/2014                                                       682,500
                                            3,192,000   Las Vegas Sands LLC Term Loan B, 7.11% due 5/04/2014              3,011,725
                                               75,188   OSI Restaurant Partners, Inc. Revolving Credit, 5.523%
                                                        due 5/15/2014                                                        68,421
                                              922,500   OSI Restaurant Partners, Inc. Term Loan B, 7.125%
                                                        due 5/15/2014                                                       839,475
                                            6,000,000   QCE LLC Second Lien Term Loan, 10.948% due 11/05/2013             5,661,666
                                            1,000,535   Tropicana Opco Term Loan B, 7.61% due 12/15/2011                    964,422
                                            2,500,000   Venetian Macau US Finance Co. LLC Delay Draw Term
                                                        Loan, 7.45% due 5/25/2012                                         2,387,500
                                            3,500,000   Venetian Macau US Finance Co. LLC Term Loan B, 7.45%
                                                        due 5/25/2013                                                     3,342,500
                                                                                                                      -------------
                                                                                                                         18,349,459
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%                   3,000,000   American Residential Services Second Lien Term Loan,
                                                        12% due 4/17/2015                                                 2,947,293
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.6%                     281,917   Spectrum Brands, Inc. Letter of Credit, 4.566% due 4/15/2013        271,909
                                            4,146,058   Spectrum Brands, Inc. Term Loan B-1, 8.665% - 9.249%
                                                        due 4/15/2013                                                     3,998,873
                                                                                                                      -------------
                                                                                                                          4,270,782

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                                 Face
Industry                                       Amount   Floating Rate Loan Interests**                                    Value
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                  USD     3,686,354   Activant Solutions Term Loan B, 6.94% - 7.50%
                                                        due 5/02/2013                                                 $   3,455,957
                                            1,000,000   Audio Visual Services Corp. Second Lien Term Loan,
                                                        10.33% due 9/15/2014                                                955,000
                                            2,000,000   First Data Corp. Term Loan B, 7.96% due 9/24/2014                 1,892,250
                                              891,972   RedPrairie Corp. Term Loan, 8.063% - 8.50% due 7/31/2012            869,673
                                              297,750   RedPrairie Corp. Term Loan, 8.75% due 7/31/2012                     290,306
                                                                                                                      -------------
                                                                                                                          7,463,186
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &               4,000,000   TXU Corp. Term Loan 3, 8.622% due 10/10/2014                      3,930,908
Energy Traders - 0.9%                       2,000,000   TXU Corp. Term Loan B 2, 8.396% due 10/14/2029                    1,962,500
                                                                                                                      -------------
                                                                                                                          5,893,408
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                            1,000,000   Alliant Insurance Services Term Loan B, 7.72%
                                                        due 10/23/2014                                                      957,500
                                              997,500   USI Holdings Corp. Term Loan B, 7.95% due 5/15/2014                 950,119
                                                                                                                      -------------
                                                                                                                          1,907,619
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%                              995,000   Harrington Holdings, Inc. Term Loan, 7.448% due 1/15/2014           957,688
                                              997,500   Maxim Crane Term Loan B, 6.793% - 8.50% due 6/14/2014               922,688
                                            1,866,667   Navistar International Transportation Corp.
                                                        Revolving Credit, 5.17% - 8.234% due 6/30/2012                    1,806,000
                                            5,133,333   Navistar International Transportation Corp. Term Loan,
                                                        8.234% due 6/30/2012                                              4,966,500
                                            1,975,000   OshKosh Truck Corp. Term Loan B, 7.11% due 11/30/2013             1,903,631
                                            1,128,739   Rexnord Corp. Payment In Kind Term Loan, 12.58%
                                                        due 3/02/2013                                                       993,290
                                                                                                                      -------------
                                                                                                                         11,549,797
-----------------------------------------------------------------------------------------------------------------------------------
Media - 8.9%                                4,000,000   Affinion Group, Inc. Term Loan, 11.678% due 3/01/2012             3,800,000
                                            9,318,269   Cequel Communications LLC Second Lien Term Loan,
                                                        10.911% due 5/04/2014                                             8,747,525
                                            1,589,824   Cequel Communications LLC Term Loan B, 7.36% - 7.61%
                                                        due 11/05/2013                                                    1,484,679
                                           13,500,000   Charter Communications, Inc. Term Loan B, 6.999%
                                                        due 4/30/2014                                                    12,562,790
                                              973,460   ClientLogic Holding Corp. Term Loan B, 7.253% - 7.698%
                                                        due 1/30/2014                                                       878,548
                                            4,030,137   Easton-Bell Sports Inc. Term Loan B, 10.82% due 5/01/2012         3,862,213
                                            6,500,000   Ellis Communications Term Loan, 10% due 12/30/2011                6,467,500
                                              591,667   GateHouse Media Operating, Inc. Delay Draw Term Loan,
                                                        7.07% - 7.25% due 9/15/2014                                         524,893
                                            2,000,000   GateHouse Media Operating, Inc. Term Loan B, 7.07%
                                                        due 9/15/2014                                                     1,774,286
                                            6,750,000   Insight Midwest Holdings LLC Delay Draw Term Loan,
                                                        7.36% due 4/03/2014                                               6,513,750
                                            1,250,000   Insight Midwest Holdings LLC Term Loan B, 7.36%
                                                        due 4/06/2014                                                     1,206,250
                                              997,500   Local TV LLC Term Loan, 7.31% due 5/15/2013                         937,650
                                              446,250   Multicultural Radio Broadcasting Inc. Term Loan, 8.47%
                                                        due 12/15/2012                                                      437,325
                                              994,997   NEP Supershooters, LP Term Loan B, 7.448% due 2/13/2014             944,003
                                            1,000,000   Penton Media Term Loan, 9.984% due 2/15/2014                        880,000
                                    EUR       432,414   ProSiebenSat.1 Media AG Term Loan B, 7.075%
                                                        due 6/30/2015                                                       576,720
                                              864,827   ProSiebenSat.1 Media AG Term Loan B, 7.325%
                                                        due 6/30/2016                                                     1,124,974
                                    USD       963,550   Riverdeep Group Ltd. Bridge Loan, 11.938% due 12/21/2007 (n)        953,914

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                                 Face
Industry                                       Amount   Floating Rate Loan Interests**                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                                    USD     2,118,731   Riverdeep Group Ltd. Term Loan B, 7.941% - 7.948%
                                                        due 12/21/2013                                                  $ 2,099,752
                                            4,832,215   Univision Communications, Inc. Delay Draw Term Loan,
                                                        7.072% - 7.21% due 9/30/2014                                      4,425,502
                                                                                                                      -------------
                                                                                                                         60,202,274
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.5%                        497,500   Brand Energy & Infrastructure Services, Inc. Term Loan
                                                        B, 7.313% - 7.50% due 2/15/2014                                     470,967
                                              457,793   Coleto Creek Letter of Credit, 7.948% due 7/31/2013                 437,193
                                               31,847   Coleto Creek Term Loan B, 5.098% due 7/31/2013                       30,400
                                              750,000   Energy Transfer Equity LP Term Loan B, 6.648%
                                                        due 11/01/2012                                                      727,500
                                              750,000   NE Energy Second Lien Term Loan, 9.75% due 10/31/2014               686,250
                                              997,500   USPF Holdings Term Loan, 7.082% - 7.569% due 4/15/2014              945,131
                                                                                                                      -------------
                                                                                                                          3,297,441
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                         783,125   Big West Oil & Gas Term Loan B, 7.448% due 5/15/2014                751,800
Fuels - 3.1%                                  372,159   Carrizo Oil & Gas, Inc. Second Lien Term Loan, 10.11%
                                                        due 7/21/2010                                                       369,368
                                            6,400,000   Frontier Drilling Term Loan B, 8.99% due 6/21/2013                6,240,000
                                            1,995,000   Petroleum Geo-Services ASA Term Loan B, 6.95%
                                                        due 6/30/2015                                                     1,933,488
                                            2,000,000   SandRidge Energy, Inc. Term Loan B, 8.854% due 3/01/2014          1,990,000
                                            8,000,000   Scorpion Drilling Ltd. Second Lien Term Loan, 12.406%
                                                        due 5/05/2015                                                     8,360,000
                                              184,018   Western Refining Co. LP Delay Draw Term Loan, 6.559%
                                                        due 3/15/2014                                                       176,504
                                            1,205,357   Western Refining Co. LP Term Loan B, 6.559%
                                                        due 3/15/2014                                                     1,156,139
                                                                                                                      -------------
                                                                                                                         20,977,299
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 1.2%              8,195,000   Verso Paper Holdings LLC Term Loan B, 11.606%
                                                        due 2/01/2013                                                     7,815,981
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%                      2,992,500   Pharmaceutical Technologies & Services (PTS) Term
                                                        Loan, 7.448% due 4/15/2014                                        2,841,005
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                    4,000,000   Enclave First Lien Term Loan, 6.14% due 3/01/2012                 3,825,920
Development - 1.2%                          4,000,000   Georgian Towers Term Loan, 6.14% due 3/01/2012                    3,602,800
                                              441,748   Yellowstone Club Term Loan B, 7.184% due 10/15/2010                 400,886
                                                                                                                      -------------
                                                                                                                          7,829,606
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                          4,418,605   Swift Transportation Co., Inc. Term Loan B, 7.938%
                                                        due 5/15/2014                                                     3,740,627
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.1%                             8,000,000   Aspect Software Second Lien Term Loan, 12.313%
                                                        due 7/05/2012                                                     7,520,000
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.7%                     1,995,000   ADESA, Inc. Term Loan B, 7.61% due 10/30/2013                     1,883,494
                                            1,480,589   Burlington Coat Factory Warehouse Corp. Term Loan
                                                        B, 7.32% due 4/15/2013                                            1,334,998
                                            1,491,250   Claire's Stores Term Loan B, 8.11% due 5/24/2014                  1,308,107
                                                                                                                      -------------
                                                                                                                          4,526,599
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                    995,000   David's Bridal, Inc. Term Loan B, 6.899% due 1/30/2014              904,206
Goods - 0.2%                                  743,868   Renfro Corp. Term Loan B, 8.61% - 8.76% due 9/30/2013               706,675
                                                                                                                      -------------
                                                                                                                          1,610,881
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                  4,750,000   Centennial Cellular Operating Co. Term Loan,
Services - 1.0%                                         7.198% - 7.541% due 2/09/2011                                     4,607,500

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                                 Face
Industry                                       Amount   Floating Rate Loan Interests**                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    USD     1,995,000   IPC Systems First Lien Term Loan, 7.448% due 5/25/2014        $   1,765,575
                                              609,626   NG Wireless Term Loan, 7.559% due 7/31/2014                         600,481
                                                                                                                      -------------
                                                                                                                          6,973,556
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Floating Rate Loan Interests
                                                        (Cost - $326,917,159) - 45.7%                                   308,432,913
-----------------------------------------------------------------------------------------------------------------------------------
                                               Shares
                                                 Held   Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%                               221,600   Delta Air Lines, Inc. (d)                                         4,378,816
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                      144,858   Neenah Enterprises Inc.                                             543,218
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%                        484,043   E*Trade Financial Corp. (d)                                       2,226,598
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                              339,340   GEO Specialty Chemicals, Inc. (d)                                   339,340
                                                  403   GenTek Inc. (d)                                                      12,090
                                                                                                                      -------------
                                                                                                                            351,430
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                          90,876   Outsourcing Solutions Inc. (d)                                    2,635,397
Supplies - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.8%               150,354   Loral Space & Communications Ltd. (d)                             5,148,121
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.4%                  36,342   Smurfit Kappa Plc (d)                                               632,682
                                            1,428,423   Viskase Cos., Inc. (d)                                            2,142,635
                                                                                                                      -------------
                                                                                                                          2,775,317
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%                   286,757   Medis Technologies Ltd. (d)                                       3,661,887
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                           5,000   HRP PIK Corp. Class B (m)                                                50
Leisure - 0.1%                                 27,787   Lodgian, Inc. (d)                                                   318,439
                                                                                                                      -------------
                                                                                                                            318,489
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%                211,149   Western Forest Products, Inc. (d)                                   295,623
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                               55,172   Cypress Semiconductor Corp.                                       1,832,814
Semiconductor Equipment - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks  (Cost - $26,350,165) - 3.6%                 24,167,710
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                             179   EXCO Resources, Inc., 7% (a)                                      1,969,000
Fuels - 1.5%                                      737   EXCO Resources, Inc., 11%                                         8,107,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Preferred Stocks  (Cost - $9,160,000) - 1.5%               10,076,000
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Warrants (k)
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                      130,548   Neenah Enterprises Inc. (expires 9/30/2013)                         783,287
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                                  471   GenTek Inc. Tranche B (expires 11/10/2008)                           14,314
                                                  231   GenTek Inc. Tranche C (expires 11/10/2010)                            6,979
                                                                                                                      -------------
                                                                                                                             21,293
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                       126,761   HealthSouth Corp. (expires 1/16/2014)                               101,409
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                   15,000   Sirius Satellite Radio, Inc. (expires 5/15/2009)                      6,750
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                      1,325   American Tower Corp. (expires 8/01/2008)                            845,350
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Warrants   (Cost - $870,754) - 0.3%                         1,758,089
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Rights
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%                      28,675   Medis Tech Rights (l)                                                     0
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Rights (Cost - $0) - 0.0%                                           0
-----------------------------------------------------------------------------------------------------------------------------------

                                          Beneficial
                                             Interest   Other Interests (f)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                     USD     5,505,000   Delta Air Lines, Inc. Default 8.33% Escrow                          371,588
                                            4,200,000   Delta Air Lines, Inc. Default 10% Escrow                            273,000
                                                                                                                      -------------
                                                                                                                            644,588
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%                      3,614,601   Cambridge Industries, Inc. (Litigation Trust Certificates)               36
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

                                           Beneficial
Industry                                     Interest   Other Interests (f)                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                        USD     7,500,000   Adelphia Escrow                                               $         750
                                                5,000   Adelphia Preferred Escrow                                                 1
                                            9,406,019   Adelphia Recovery Trust                                                 941
                                              500,000   Adelphia Recovery Trust Series ACC-6B INT                                50
                                                                                                                      -------------
                                                                                                                              1,742
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%                     18   Cellu Tissue Holdings, Inc. 1-Year Escrow                                 0
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Other Interests  (Cost - $30,801) - 0.1%                      646,366
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                    USD    10,054,508   BlackRock Liquidity Series, LLC
                                                        Cash Sweep Series, 4.75% (c)(i)                                  10,054,508
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost - $10,054,508) - 1.5%                                      10,054,508
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments  (Cost - $1,006,837,263*) - 139.6%            942,078,791

                                                        Liabilities in Excess of Other Assets - (39.6%)                (266,779,831)
                                                                                                                      -------------
                                                        Net Assets - 100.0%                                           $ 675,298,960
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,008,168,610
                                                                ===============
      Gross unrealized appreciation                             $    23,291,167
      Gross unrealized depreciation                                 (89,380,986)
                                                                ---------------
      Net unrealized depreciation                               $   (66,089,819)
                                                                ===============

** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
(a)   Convertible security.
(b)   Floating rate security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                     Net              Interest
      Affiliate                                    Activity            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                        $ 8,139,758        $ 261,670
      --------------------------------------------------------------------------

(d)   Non-income producing security.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(i)   Represents the current yield as of November 30, 2007.
(j)   Subject to principal paydowns.
(k) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(l)   The rights may be exercised until January 7, 2008.
(m) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(n) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity. The security is non-income producing.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)


o     Forward foreign exchange contracts as of November 30, 2007 were as follows:
      --------------------------------------------------------------------------
      Foreign                           Settlement              Unrealized
      Currency Sold                        Date                Depreciation

      --------------------------------------------------------------------------
      EUR 3,247,500                     January 2008          $ (153,970)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts (USD
      Commitment - $4,601,708)                                $ (153,970)
                                                              ==========

o     Swaps outstanding as of November 30, 2007 were as follows:

      ---------------------------------------------------------------------------------------------
                                                                                        Unrealized
                                                                    Notional           Appreciation
                                                                     Amount           (Depreciation)
      ---------------------------------------------------------------------------------------------
        Sold credit default protection on Novelis Inc.
        and receive 1.40%
        Broker, JPMorgan Chase
        Expires January 2008                                    USD  4,000,000              $ 3,428

        Sold credit default protection on Ford Motor
        Company and receive 3.80%
        Broker, Lehman Brothers Special Finance
        Expires March 2010                                      USD 10,000,000             (371,620)

        Sold credit default protection on BAA Ferovial
        Junior Term Loan and receive 2.00%
        Broker, Deutsche Bank AG London
        Expires June 2012                                       USD    900,000              (54,003)

        Bought credit default protection on Frontier
        Drilling and pay 3.45%
        Broker, Lehman Brothers Special Finance
        Expires September 2012                                  USD  2,250,000               54,920

        Bought credit default protection on Frontier
        Drilling ASA and pay 4.00%
        Broker, Lehman Brothers Special Finance
        Expires September 2012                                  USD  2,500,000               16,760
      ---------------------------------------------------------------------------------------------
        Total                                                                             $(350,515)
                                                                                          =========

o     Currency Abbreviations:

      EUR   Euro
      USD   U.S. Dollar

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

            Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock Debt Strategies Fund, Inc.

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Debt Strategies Fund, Inc.

Date: January 16, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Debt Strategies Fund, Inc.

Date: January 16, 2008